          As filed with the Securities and Exchange Commission on March
                    30, 1998 (to be effective April 1, 1998)
                        Securities Act File No. 33-18505
                    Investment Company Act File No. 811-5388


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]

Pre-Effective Amendment No.                                                [   ]

Post-Effective Amendment No. 21                                            [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

                                Amendment No. 22                           [ X ]

                        (Check appropriate box or boxes)

                                COWEN FUNDS, INC.
        .................................................................
               (Exact Name of Registrant as Specified in Charter)

                                Financial Square
                            New York, New York 10005
           ......................................... .................
               (address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 495-6000

                              Rodd M. Baxter, Esq.
                                Cowen Funds, Inc.
                                Financial Square
                          New York, New York 10005-3531
                   ...........................................
                     (Name and Address of Agent for Service)

                                   Copies to:

                                Jon S. Rand, Esq.
                            Willkie, Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4669

It is proposed that this filing will become effective (check appropriate box):

     Immediately upon filing pursuant to paragraph (b), or
----

 X   on April 1, 1998 pursuant to paragraph (b), or
----

     60 days after filing pursuant to paragraph (a), or
----

     on __________ pursuant to paragraph (a) of Rule 485
----

          DECLARATION PURSUANT TO RULE 24f-2


          Registrant has registered an indefinite number of shares of each series of its Common Stock, $.001 par value per share, under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal period ended November 30, 1997 was filed with the Securities and Exchange Commission on January 21, 1998.

                                COWEN FUNDS, INC.

                                    FORM N-1A

      THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF COWEN INTERMEDIATE FIXED INCOME FUND AND COWEN GOVERNMENT SECURITIES FUND, EACH AS FILED AS PART OF POST-EFFECTIVE AMENDMENT NO. 22 TO THIS REGISTRATION STATEMENT FILED EFFECTIVE ON APRIL 1, 1998, AS WELL AS COWEN INTERMEDIATE FIXED INCOME FUND AND COWEN GOVERNMENT SECURITIES FUND'S ANNUAL REPORT FOR THE PERIOD ENDED NOVEMBER 30, 1997 ARE HEREBY INCORPORATED BY REFERENCE.

                             COWEN OPPORTUNITY FUND

                                    FORM N-1A

                              CROSS REFERENCE SHEET

Part A
Item No.                                           Prospectus Heading
--------                                           ------------------
 1.  Cover Page.....................               Cover Page

 2.  Synopsis.......................               The Fund's Expenses

 3.  Financial Highlights...........               Financial Highlights

 4.  General Description of
      Registrant....................               Cover Page; Investment
                                                   Objectives and Policies; and
                                                   Additional Information

 5.  Management of the Fund.........               Management of the Fund;
                                                   and Investment Objectives
                                                   and Policies

 5.a. Management Discussion of Fund...             Not Applicable
                                                   Performance

 6.  Capital Stock and Other
      Securities....................               Dividends,
                                                   Distributions and Taxes
                                                   and Additional Information
 7.  Purchase of Securities
      Being Offered.................               Cover Page;
                                                   Management of the Fund;
                                                   Net Asset Value;
                                                   Purchase of Shares; and
                                                   Dividends, Distributions and
                                                   Taxes

 8.  Redemption or Repurchase.......               Redemption of Shares

 9.  Pending Legal Proceedings......               Not applicable

10.  Cover Page...................                 Cover Page

11.  Table of Contents............                 Contents

12.  General Information and
     History.....................                  Not applicable

13.  Investment Objectives and
     Policies....................                  Investment Objectives and
                                                   Policies

14.  Management of the Fund.......                 Management

15.  Control Persons and Principal
     Holders of Securities.......                  See in the Prospectus
                                                   "Additional Information"

16.  Investment Advisory and
     Other Services..............                  Management; Purchases and
                                                   Redemptions; See in the
                                                   Prospectus "Management of
                                                   the Fund"

17.  Brokerage Allocation and
     Other Practices.............                  Investment Objectives and
                                                   Policies

18.  Capital Stock and Other
     Securities..................                  See in the Prospectus
                                                   "Management of the Fund"

19.  Purchase, Redemption and
     Pricing of Securities
     Being Offered...............                  Purchases and Redemptions

20.  Tax Status...................                 Taxes

21.  Underwriters.................                 Purchases and
                                                   Redemptions; See in the
                                                   Prospectus "Purchase of
                                                   Shares"

22.  Calculations of Yield
     Quotations of Money
     Market Funds................                  Not applicable

23.  Financial Statements.........                 Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------

       PROSPECTUS                                           APRIL 1, 1998

                                     COWEN
                                  OPPORTUNITY
                                      FUND
     Financial Square  New York, NY 10005-3597  800-262-7116  212-495-6724

Cowen Opportunity Fund is a mutual fund that seeks to realize its investment objective of capital appreciation by investing at least 65 percent of its net assets in small capitalization companies. Cowen Opportunity Fund is a series of Cowen Funds, Inc., a registered, open-end, diversified management investment company.


This Prospectus briefly sets forth certain information about Cowen Opportunity Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. For convenience, certain terms that appear throughout this Prospectus have been abbreviated: Cowen Opportunity Fund will be referred to as the "Fund;" Cowen & Company, the Fund's principal underwriter, will be referred to as "Cowen;" Cowen, through its investment management division, Cowen Asset Management, serves as the Fund's investment manager and in that capacity will be referred to as "Cowen Asset Management;" DST Systems, Inc. will serve as the Fund's transfer & dividend agent and will be referred to as "DST"; and Investors Fiduciary Trust Company, the Fund's custodian will be referred to as "IFTC."


Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available to investors without charge by calling Cowen at 800-262-7116 or 212-495-6724 or by contacting your account representative. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   COWEN LOGO

                                COWEN & COMPANY
                             PRINCIPAL UNDERWRITER


                                                                      COF-1 4/98


--------------------------------------------------------------------------------

                                    CONTENTS

Financial Highlights.........................    3
The Fund's Expenses..........................    5
Investment Objectives and Policies...........    6
Management of the Fund.......................   10
Net Asset Value..............................   12
Purchase of Shares...........................   13
Redemption of Shares.........................   18
Dividends, Distributions and Taxes...........   20
Additional Information.......................   21
The Cowen Family of Funds....................   23

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                              FINANCIAL HIGHLIGHTS


     The following table has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon for each of the five years ended November 30, 1997 appears in the Fund's annual report to shareholders which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes which also appear in the Fund's annual report to shareholders as of November 30, 1997. The information appearing herein for each of the years prior to November 30, 1993, also has been audited by Ernst & Young LLP, whose report thereon was unqualified.



                                                                             Class A
                                 ------------------------------------------------------------------------------------------------
                                                                     Years Ended November 30,
                                 ------------------------------------------------------------------------------------------------
                                   1997       1996       1995       1994       1993       1992       1991       1990       1989
                                   ----       ----       ----       ----       ----       ----       ----       ----       ----
Net Asset Value, Beginning of
 Period........................  $ 16.61    $ 13.13    $ 12.98    $ 16.06    $ 14.92    $ 14.72    $ 10.78     $10.77     $ 9.09
                                 -------    -------    -------    -------    -------    -------    -------     ------     ------
Income from Investment
 Operations:
   Investment income (loss) --
     net.......................     (.08)(1)   (.07)(1)   (.04)(1)   (.09)(1)   (.16)(1)   (.20)(1)   (.22)(1)   (.17)      (.09)
   Net realized and unrealized
     gains (losses) on
     securities................     2.00       3.86        .97       1.22       3.79       2.22       4.16        .42       1.93
                                 -------    -------    -------    -------    -------    -------    -------     ------     ------
   Net from investment
     operations................     1.92       3.79        .93       1.13       3.63       2.02       3.94        .25       1.84
                                 -------    -------    -------    -------    -------    -------    -------     ------     ------
Less Distributions:
   Dividends from net
     investment income.........       --         --         --         --         --         --         --         --       (.16)
   Distributions from net
     realized gains on
     investments...............    (2.06)      (.31)      (.78)     (4.21)     (2.49)     (1.82)        --       (.24)        --
                                 -------    -------    -------    -------    -------    -------    -------     ------     ------
   Total Distributions.........    (2.06)      (.31)      (.78)     (4.21)     (2.49)     (1.82)        --       (.24)      (.16)
                                 -------    -------    -------    -------    -------    -------    -------     ------     ------
Net Asset Value, End of Year...  $ 16.47    $ 16.61    $ 13.13    $ 12.98    $ 16.06    $ 14.92    $ 14.72     $10.78     $10.77
                                 =======    =======    =======    =======    =======    =======    =======     ======     ======
Total Return(2)................    13.55%     29.63%      7.91%      9.53%     29.48%     15.33%     36.55%      2.41%     20.56%
Ratios/Supplemental Data
   Net assets (000 omitted)....  $54,809    $43,950    $38,724    $34,487    $19,147    $13,547    $11,672     $9,197     $7,918
   Ratio of expenses to average
     net assets................     1.38%      1.39%      1.43%      1.47%      1.63%      2.52%      2.80%      3.29%      3.28%
   Ratio of investment income
     (loss) -- net to average
     net assets................     (.53%)     (.46%)     (.28%)     (.66%)    (1.10%)    (1.43%)    (1.42%)    (1.81%)     (.75%)
   Decrease effected in above
     expense ratios due to
     expense reimbursement.....      .06%       .16%       .22%       .14%        --         --         --        .21%       .65%
   Portfolio Turnover Rate.....      159%       182%       148%       152%       167%       145%        97%        89%        69%
   Average commission rate
     paid(3)...................  $ .0252    $ .0575    $ .0592


---------------

(1) Based upon average shares outstanding.

(2) Exclusive of sales charge.


(3) Disclosure required for years beginning after September 1, 1995.

                                          Class B                                     Class I
                          ----------------------------------------   ------------------------------------------
                                                      Period from                                  Period from
                                                        May 17,                                       May 9,
                                 Year ended             1994(3)              Year ended              1994(3)
                                November 30,            through             November 30,             through
                          -------------------------   November 30,   ---------------------------   November 30,
                           1997      1996     1995        1994        1997      1996      1995         1994
                           ----      ----     ----    ------------    ----      ----      ----     ------------
Net Asset Value,
  Beginning of Period...  $ 16.23   $12.93   $12.91      $12.18(6)   $ 16.77   $ 13.20   $ 12.99      $12.36(6)
                          -------   ------   ------      ------      -------   -------   -------      ------
Income from Investment
  Operations:
    Investment income
      (loss) --
      net(1)............    (0.20)   (.18)    (.14)        (.09)       (0.03)     (.01)      .01        (.03)
    Net realized and
      unrealized gains
      (losses) on
      securities........     1.95    3.79      .94          .82         2.01      3.89       .98         .66
                          -------   ------   ------      ------      -------   -------   -------      ------
    Net from investment
      operations........     1.75    3.61      .80          .73         1.98      3.88       .99         .63
                          -------   ------   ------      ------      -------   -------   -------      ------
Less Distributions:
    Dividends from net
      investment
      income............       --      --       --           --           --        --        --          --
    Distributions from
      net realized gains
      on investments....    (2.06)   (.31)    (.78)          --        (2.06)     (.31)     (.78)         --
                          -------   ------   ------      ------      -------   -------   -------      ------
    Total
      Distributions.....    (2.06)   (.31)    (.78)          --        (2.06)     (.31)     (.78)         --
                          -------   ------   ------      ------      -------   -------   -------      ------
Net Asset Value,
  End of Period.........  $ 15.92   $16.23   $12.93      $12.91      $ 16.69   $ 16.77   $ 13.20      $12.99
                          =======   ======   ======      ======      =======   =======   =======      ======
Total Return(4).........    12.72%  28.67%    6.97%       11.04%(5)    13.82%    30.17%     8.40%       9.04%(5)
Ratios/Supplemental Data
    Net assets (000
      omitted)..........  $10,629   $8,794   $6,455      $2,207      $52,944   $40,369   $19,264      $8,151
    Ratio of expenses to
      average net
      assets............     2.15%   2.17%    2.19%        1.32%(2)     1.02%     1.01%     1.03%        .75%(2)
    Ratio of investment
      income (loss) --
      net to average net
      assets............    (1.31%) (1.24%)  (1.06%)      (0.83%)(2)    (.19%)    (.07%)     .11%       (.26%)(2)
    Decrease effected in
      above expense
      ratios due to
      expense
      reimbursement.....      .06%    .16%     .22%        0.12%(2)      .06%      .15%      .22%        .13%(2)
    Portfolio Turnover
      Rate..............      159%    182%     148%         152%         159%      182%      148%        152%
    Average commission
      rate paid(7)......  $ .0252   $.0575   $.0592                  $ .0252   $ .0575   $ .0592


---------------

(1) Based upon average shares outstanding.
(2) Not annualized.
(3) Commencement of operations.
(4) Exclusive of sales charge.
(5) Annualized.
(6) Based upon the Class A Net Asset Value on the day prior to commencement of distribution.
(7) Disclosure required for years beginning after September 1, 1995.

                              THE FUND'S EXPENSES


     Under the Multiple Pricing System, the Fund presently offers three methods of purchasing shares, enabling investors to choose the Class that, given the amount of purchase and intended length of investment, best suits their needs. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A shares, Class B shares or Class I shares, as described below. The following table lists the costs and expenses that an investor will incur, either directly or indirectly, as a shareholder of the Fund, based upon the Fund's projected annual operating expenses:



                                                       Class A   Class B   Class I
                                                       -------   -------   -------
Shareholder Transaction Expenses
     Maximum sales charge imposed on purchases of
       shares (as a percentage of offering price)....    4.75%        0%        0%
     Maximum sales charge imposed on reinvested
       dividends.....................................       0%        0%        0%
     Maximum contingent deferred sales charge
       (as a percentage of redemption proceeds)......       0%     5.00%        0%
     Redemption fees.................................   $   0     $   0     $   0
     Exchange fee (per transaction)..................   $   0     $   0     $   0
Annual Portfolio Operating Expenses
     (as percentage of average net assets)
     Management fees.................................     .90%      .90%      .90%
     12b-1 fees......................................     .25%     1.00%        0%
     Other expenses..................................     .29%      .31%      .18%
                                                        -----     -----     -----
Total Fund Operating Expenses........................    1.44%     2.21%     1.08%
                                                        =====     =====     =====



     The nature of the services for which the Fund pays management fees is described below under "Management of the Fund." The Fund bears an annual Rule 12b-1 service fee of .25% of the value of the average daily net assets attributable to Class A shares and an annual Rule 12b-1 fee of 1.00% of the value of the average daily net assets attributable to Class B shares, consisting of a .25% service fee and a .75% distribution fee. Long-term shareholders of Class B shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD") governing investment company sales charges. See "Management of the Fund -- Distributor."


     The percentage of "Other expenses" in the table above is based on amounts for expenses that include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  Example

     The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) payment of the shareholder transaction expenses and annual Fund operating expenses set forth in the table above and (3) complete redemption at the end of the period.


                                         1 Year   3 Years   5 Years   10 Years
                                         ------   -------   -------   --------
Class A................................   $61       $91      $122       $212
Class B ...............................   $72       $99      $138       $254
Class I................................   $11       $34      $ 60       $132


     An investor would pay the following expenses on the same investment in Class B shares assuming no redemption.


1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $22       $69      $118       $254


     The above example is intended to assist an investor in understanding various costs and expenses that the investor would bear upon becoming a shareholder of the Fund. The example should not be considered to be a representation of past or future expenses. Actual expenses of the Fund may be greater or less than those shown above. The assumed 5% annual return shown in the example is hypothetical and should not be considered to be a representation of past or future annual return; the actual return of the Fund may be greater or less than the assumed return.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

     The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in small capitalization issuers. Current income will be incidental to the objective of capital appreciation.

     Under normal market conditions, the Fund invests at least 65 percent of its net assets in small capitalization issuers, which are issuers having total market capitalization (number of shares outstanding multiplied by current market price) of less than $1 billion. Cowen Asset Management expects that the Fund's assets typically will be invested in common stock of those companies. If Cowen Asset Management believes that the potential for appreciation of other types of securities of such companies will equal or exceed that of common stocks, the Fund may also invest in warrants, preferred stocks, convertible securities and debt securities. The Fund may invest up to 10 percent of its net assets in securities of foreign companies or in American Depositary Receipts with respect to those securities. Cowen Asset Management may also invest up to 35 percent of the Fund's net assets in equity securities of other companies, may invest up to 20 percent of its net assets in money market instruments and, for temporary defensive purposes, may invest the Fund's assets without limitation in money market instruments. If so invested, the Fund's investment objective may not be achieved. See "Temporary Investments." In addition, Cowen Asset Management may write covered call options and engage in securities lending transactions in an effort to enhance the Fund's performance. See

"Covered Call Options" and "Lending of Securities." The Fund's investment objective may not be changed without shareholder approval. There is no assurance that the investment objective will be achieved.

     The Fund will rely on the expertise and analytical resources of Cowen Asset Management to develop a diversified portfolio composed of securities from a broad group of industry sectors with a focus on small market capitalization companies. Investments will include, but not be limited to, companies in the health-care, biotechnology, telecommunications, computers and software, science and technology, environmental sciences, energy and financial services industries as Cowen Asset Management deems appropriate from time to time. Investments may be made in well-known and established companies as well as in relatively new or lesser-known companies. It is important to note that while investments in smaller, less seasoned companies may present more opportunities for growth, they also involve greater risks than customarily are associated with more established companies. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share. The Fund has adopted certain policies designed to limit investment risk. See "Investment Restrictions."

     Current income is not an objective of the Fund, and investors should not expect income from dividends and interest comparable to that of mutual funds with current income as a goal. Because the Fund will invest primarily in equity securities, it will be subject to general conditions prevailing in securities markets and the net asset value of the Fund's shares will fluctuate with changes in the market prices of its portfolio securities.

OTHER INVESTMENTS

     The Fund may invest to a limited degree in securities of companies with more than $1 billion in market capitalizations and in the following money market instruments: corporate bonds rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation, commercial paper rated at least Prime-2 by Moody's or A-2 by Standard & Poor's and obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities and repurchase agreements in respect of such obligations. Because investments in large capitalization issuers are not directly in furtherance of the Fund's investment objective, the Fund will limit its investment in these securities to not more than 35 percent of its net assets. For the same reason, the Fund will, under normal market conditions, limit its investment in money market instruments to 20 percent of its net assets and in excess of that amount only when Cowen Asset Management believes market conditions warrant a temporary defensive posture. Bonds rated Baa by Moody's or BBB by Standard & Poor's may have speculative characteristics not present in higher rated obligations.

     Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. Government; others, such as those of the Export-Import Bank, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. In addition, certain obligations, such as long-term obligations issued by the Government National Mortgage Association and the Federal National Mortgage Association, represent ownership interests in pools of mortgages that may be subject to significant unscheduled prepayments as a result of a decline in mortgage interest rates. Because these prepayments must be reinvested, possibly in pools including mortgages bearing lower interest rates, these obligations may have less potential for capital appreciation during periods of declining interest rates than other investments of comparable maturity, while having a comparable risk of decline during periods of rising interest rates.

WARRANTS

     A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. For so long as the Fund's shares are sold in states so requiring, the Fund will limit its purchase of warrants to five percent of its net assets, with no more than two percent of its net assets to be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange. The acquisition of warrants in units or attached to other securities is not subject to these restrictions.

FOREIGN SECURITIES

     The Fund may invest up to 10 percent of its assets in securities of foreign issuers and up to an additional 10 percent of its assets in securities of Canadian issuers. There are certain risks involved in investing in securities of companies in foreign nations that are in addition to the usual risks inherent in investments in domestic companies. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. These investments may be in the form of American Depositary Receipts, which typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. American Depositary Receipts are not necessarily denominated in the same currency as the securities into which they may be converted.

COVERED CALL OPTIONS

     To assist in the management of its portfolio and to enhance the Fund's performance, the Fund may engage in the writing (selling) of call option contracts on securities at such times as Cowen Asset Management shall determine to be appropriate. However, options shall be written solely as "covered" call options; that is, options on securities that the Fund owns. The Fund will write covered call options on securities held in the portfolio at the exercise price which would approximate the price at which Cowen Asset Management would desire to sell the security. The Fund will not write covered call options on portfolio securities having an aggregate value in excess of 25 percent of the Fund's net assets.

     A call option gives the purchaser of the option the right to buy a security from a writer at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the security during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents a profit.

     The Fund will purchase options only to close out a call option position. In order to close out a position, the Fund will make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as a call option which it has previously written. When a security is sold from the Fund's portfolio, the Fund will effect a closing purchase transaction so as to close out any existing call option on that security. The Fund will realize a profit or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale thereof. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it desires to do so. To facilitate closing purchase transactions, however, the Fund will write options only if a secondary market for the options exists on a national securities exchange.

     Securities for the Fund's portfolio will at all times be bought and sold solely on the basis of investment considerations and appropriateness to the fulfillment of the Fund's objective.

LENDING OF SECURITIES

     The Fund may lend its portfolio securities to broker-dealers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by cash, letters of credit or U.S. Government securities of a value equal to at least the fair market value of the securities lent. These loans will not be made if as a result the aggregate of all outstanding loans exceeds 30 percent of the value of the Fund's total assets taken at current value.

ILLIQUID SECURITIES

     The Fund may invest up to five percent of its assets in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including repurchase agreements with maturities greater than seven days and securities of companies that are not publicly traded or for which no readily ascertainable market quotation is available. The Fund may not be able to dispose of illiquid securities at a time when, or at a price at which, it desires to do so and may have to bear expenses associated with registering the securities.

INVESTMENT RESTRICTIONS

     In order to limit investment risk, the Fund has adopted certain investment restrictions that are changeable only by shareholder vote. These restrictions, among other things, prohibit the Fund from purchasing securities of any issuer, other than U.S. Government securities, if the purchase would cause more than five percent of the Fund's assets, taken at market value, to be invested in the securities of that issuer, except that 25 percent of the Fund's assets may be invested without regard to this limit; purchasing more than 10 percent of the voting securities or any class of securities of any issuer; making loans to others, except through the purchase of qualified debt obligations or lending portfolio securities; engaging in short sales or purchasing securities on margin; borrowing money or mortgaging or hypothecating the Fund's assets, although the prohibition against borrowing does not prohibit short-term borrowings from banks in an amount not exceeding 20 percent of the Fund's total assets to meet redemption requests (and other circumstances not relating to leveraging) and the prohibition against mortgaging or hypothecating assets does not prohibit collateral arrangements with respect to such short-term borrowings or escrow arrangements contemplated by writing covered call options (whenever borrowings exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments); purchasing securities of any issuer, other than U.S. Government securities, if the purchase would cause more than five percent of the Fund's assets, taken at market value, to be invested in securities of issuers that have been in continual operation for less than three years; or buying or selling commodities or commodity contracts.

PORTFOLIO TRANSACTIONS

     All orders for transactions in securities and options on behalf of the Fund are placed with broker-dealers selected by Cowen Asset Management. Cowen may serve as the Fund's broker in effecting portfolio transactions on national securities exchanges and retain commissions in accordance with certain regulations of the SEC. In addition, Cowen Asset Management may select broker-dealers that provide it with research services and may cause the Fund to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services received. Consistent with the NASD's Rules of Fair Practice, Cowen Asset Management may consider a broker-dealer's sales of shares of the Fund as a factor in selecting from among those brokers providing comparable prices and execution on the Fund's portfolio transactions.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

     The business and affairs of the Fund are managed under the direction of its Board of Directors. By virtue of the responsibilities assumed by Cowen Asset Management under its Investment Management Agreement with the Fund, the Fund will not require any executive employees other than its officers, none of whom will devote full time to the affairs of the Fund.

INVESTMENT MANAGER

     Cowen, an investment adviser and broker-dealer registered with the SEC, through Cowen Asset Management, serves as the Fund's investment manager. Cowen's principal address is Financial Square, New York, New York 10005.

     Pursuant to the Investment Management Agreement between Cowen Asset Management and the Fund, Cowen Asset Management has agreed to be responsible for the Fund's investment program. Subject to the supervision and direction of the Fund's Board of Directors, Cowen Asset Management manages the Fund's portfolio in accordance with the stated policies of the Fund. Cowen Asset Management makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. Cowen Asset Management also furnishes the Fund's statistical and research data, clerical help and data processing, bookkeeping, internal auditing and certain legal and other services required by the Fund, prepares reports to shareholders of the Fund, tax returns, reports to and filings with the SEC and state Blue Sky authorities, calculates the net asset value of shares of the Fund and generally assists in all aspects of the Fund's operation. For the services provided pursuant to the Investment Management Agreement, Cowen Asset Management is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .90 percent of the Fund's average daily net assets. This fee exceeds the fee paid by most other investment companies.

     William Church, Vice President and Senior Investment Officer, is primarily responsible for the daily management of the Fund. Mr. Church has had such responsibility since the Fund commenced operations on March 31, 1988. Mr. Church has been with Cowen since 1982 and is currently a Class I Limited Partner of Cowen and Chief Investment Officer of Cowen Asset Management.

DISTRIBUTOR

     Cowen acts as distributor of the Fund's shares. Cowen is a member of the NASD and of the New York, American and other principal national securities exchanges. Cowen is paid monthly fees by the Fund in connection with (1) the servicing of shareholder accounts in Class A and Class B shares and (2) providing distribution related services in respect of Class B shares. A monthly service fee, authorized pursuant to a Shareholder Servicing and Distribution Plan (the "Plan") adopted by Cowen Funds, Inc. with respect to the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), is calculated at the annual rate of .25% of the value of the average daily net assets of the Fund attributable to each of Class A and Class B shares and is used by Cowen to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with the Fund. Compensation is paid by Cowen to persons, including Cowen employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund's investment adviser, transfer agent or other agent of the Fund.

     In addition, pursuant to the Plan, the Fund pays to Cowen a monthly distribution fee at the annual rate of .75% of the Fund's average daily net assets attributable to Class B shares. The distribution fee is used by Cowen to provide (1) initial and ongoing sales compensation to its registered representatives or those of other broker-dealers that enter into selected dealer agreements with Cowen in respect of sales of Class B shares; (2) costs of printing and distributing the Fund's Prospectus, Statement of Additional Information and sales literature to prospective investors in Class B shares; (3) costs associated with any advertising relating to Class B shares; and (4) payments to, and expenses of, persons who provide support services in connection with the distribution of Class B shares.

     Payments under the Plan are not tied exclusively to the service and/or distribution expenses actually incurred by Cowen, and the payments may exceed expenses actually incurred by Cowen. The Board of Directors evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Cowen and amounts it receives under the Plan.

     Under its terms, the Plan continues from year to year, so long as its continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of Cowen Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors"). The Plan may not be amended to increase materially the amount to be spent for the services provided by Cowen without shareholder approval, and all material amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) represented by the Class on not more than 30 days' written notice to Cowen.

     Pursuant to the Plan, Cowen will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which the expenditures were made. The Directors believe that the Fund's expenditures under the Plan will benefit the Fund and its shareholders by providing better shareholder services and by facilitating the distribution of shares.


CUSTODIAN AND TRANSFER AND DIVIDEND AGENT



     Investors Fiduciary Trust Company, a subsidiary of State Street Boston Corp., serves as the custodian of the Fund's investments. Communications to the Bank should be directed at P.O. Box 419111, Kansas City, Missouri 64141. DST, Inc. serves as the Fund's transfer and dividend agent. Communications to DST should be directed to 210 West 10th Street, Kansas City, Missouri 64105.


EXPENSES OF THE FUND

     Operating expenses for the Fund generally consist of all costs not specifically borne by Cowen Asset Management, including investment management fees, fees for necessary professional and brokerage services, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. The Fund's Investment Management Agreement with Cowen Asset Management provides that Cowen Asset Management will reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. From time to time, Cowen Asset Management, in its sole discretion and as it deems appropriate, may waive a portion or all of the fees payable to it by the Fund.

     Each Class bears its own expenses, which generally include all costs not specifically borne by Cowen Asset Management. Included among a Class' expenses are (1) transfer agency fees as identified by the transfer agent as being attributable to a specific Class; (2) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; (3) Blue Sky registration fees incurred by a Class; (4) SEC registration fees incurred by a Class; (5) the expenses of administrative personnel and services as required to support the shareholders of a specific Class; (6) litigation or other legal expenses relating solely to one Class; and (7) directors' fees incurred as a result of issues relating to one Class. In addition, each Class will bear an allocable portion of all other Fund expenses not attributable to a particular Class based on the Class' relative net assets.

                                NET ASSET VALUE

     The net asset value per share of the Fund is calculated on each day on which the New York Stock Exchange, Inc. is open as of 4:15 p.m. Eastern time. Net asset value per share is computed by dividing the value of the Fund's net assets by the total number of its shares outstanding. Assets traded on a securities exchange or other recognized market are valued on the basis of market quotations. Securities whose principal market is on an exchange are valued at the last sales price on the exchange or, in the absence of currently reported sales on the exchange, at the most recent bid price in the over-the-counter market or, in the absence of a recent bid price, the bid equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities traded principally in the over-the-counter market are valued at the most recent bid price. Assets for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Directors. High quality money market instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the effect of fluctuating interest rates on the market value of the instrument.

                               PURCHASE OF SHARES

GENERAL INFORMATION

     Shares of the Fund are sold at the net asset value per share next determined after receipt of an order, plus a sales charge in the case of Class A shares. Investors whose orders are received by Cowen not later than 4:15 p.m., New York time, will become shareholders on that day. Investors whose orders are received after 4:15 p.m., New York time, will become shareholders on the following business day. The Fund reserves the right to reject any order to purchase shares. Certificates for shares will be issued only upon the specific request of a shareholder.

     The minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $100, except that the minimum initial and subsequent investments for purchases of Fund shares through Retirement Plans for Self-Employed Persons and Individual Retirement Accounts will be $500 and $50, respectively. The Fund reserves the right to vary these minimums at any time.

     Retirement Plans. Shares may be purchased in connection with various qualified tax-deferred retirement plans. Forms for establishing these plans are available through any Cowen account representative. Investors are urged to consult with a tax adviser in connection with the establishment of retirement plans.


     Automatic Investment Plan. The Fund offers an Automatic Investment Plan whereby DST is permitted through preauthorized checks of $100 or more ($50 in the case of Retirement Plans for Self-Employed Persons and Individual Retirement Accounts) to charge the regular bank account of a shareholder on a regular basis to provide systematic additions to the Fund account of the shareholder. While there is no charge to shareholders for this service, a charge of $10.00 will be deducted from a shareholder's Fund account for checks returned for insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, DST or Cowen. Further information regarding the Automatic Investment Plan may be obtained through any Cowen account representative.



     Under the Multiple Pricing System, the Fund presently offers three methods of purchasing shares, enabling investors to choose the Class that, given the amount of purchase and intended length of investment, best suits their needs. Cowen account representatives and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one Class of shares over another. From time to time, Cowen's registered representatives and those of other broker-dealers that enter into selected dealer agreements with Cowen will receive additional non-cash compensation in the form of gifts or prizes such as merchandise or trips. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A shares, Class B shares or Class I shares, as described below. In addition, the Distributor will from its own resources make additional payments to Branch Cabell and Company at a maximum annual rate of .25% of the net asset value of all shares of the Fund sold by Branch Cabell and Company.


CLASS A SHARES

     The public offering price of Class A shares is the net asset value per Class A share next determined after a purchase order is received plus a sales charge, if applicable. Class A shares are subject to a service fee at the annual rate of .25% of the value of the Fund's average daily net assets attributable to this Class. See

"Management of the Fund -- Distributor." The sales charge payable upon the purchase of Class A shares will vary with the amount of purchase as set forth below.

                                      Sales Charge as a      Sales Charge as a
       Shares Purchased in            Percentage of the      Percentage of the      Dealer
        Single Transaction          Public Offering Price   Net Amount Invested   Reallowance
       -------------------          ---------------------   -------------------   -----------
Up to $49,999.....................          4.75%                  5.00%             4.00%
$50,000-$99,999...................          4.00%                  4.17%             3.25%
$100,000-$249,999.................          3.75%                  3.90%             3.00%
$250,000-$499,999.................          2.50%                  2.56%             2.00%
$500,000-$999,999.................          2.00%                  2.04%             1.50%
$1,000,000-$2,999,999.............             0%                     0%             1.00%
$3,000,000-$3,999,999*............             0%                     0%              .50%

---------------


* Investors who purchase $4 million or more of shares will receive Class I shares, which are not subject to any front-end sales charge. See "Class I Shares."


     The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (1) an individual; (2) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own accounts; (3) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (4) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code of 1986 (the "Code"); (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (6) employee benefit plans qualified under Section 401 of the Code of a single employer or of employers who are "affiliated persons" of each other, as defined in the 1940 Act and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

     You may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative value (at current net asset value) of Class A shares purchased in a single transaction, together with those Class A shares previously purchased subject to payment of a sales charge, plus Class A shares of Cowen Income + Growth Fund, Inc., Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund previously or simultaneously purchased subject to a sales charge, amounts to $50,000 or more. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a 13-month period, of Class A shares of the Fund, Cowen Income + Growth Fund, Inc., Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund from Cowen. Class A shares of the Fund, Cowen Income + Growth Fund, Inc., Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund previously purchased during a 90-day period prior to the date of receipt by Cowen of the Letter of Intent and still owned by the shareholder may also be included in determining the applicable reduction.

     A shareholder who has redeemed his Class A shares may reinvest all or part of the redemption proceeds within 30 days without imposition of a sales charge. This privilege may be exercised only once by a shareholder. Shareholders in the Fund should note that no loss will be allowed on the sale of Fund shares to the extent that the shareholder acquired other shares in the Fund within a period beginning 30 days before the sale or disposition of the shares in which the shareholder incurred a loss and ending 30 days after such sale.

     The Fund offers Class A shares without imposition of a sales charge to (1) employees of Cowen and registered representatives of securities dealers that participate in distribution of the Fund's shares; (2) Individual Retirement Accounts for those persons; (3) the spouses, children, parents, grandparents, siblings, spouse's parents and sibling's children of those persons when purchase orders on their behalf are placed by those persons; (4) directors and trustees of registered investment companies whose shares are distributed by Cowen, Individual Retirement Accounts for those persons, employee benefit plans for those persons, and the spouses and minor children of those persons when purchase orders on their behalf are placed by those persons; (5) Cowen and its subsidiaries; (6) participants in any pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Code when purchase orders are placed by such participants pursuant to such plans; (7) officers, directors, partners and employees of the Fund's counsel or auditors; and (8) investors who purchase shares of the Fund to the extent that the investment represents (a) the proceeds from the redemption made within the preceding 60 days of shares of another mutual fund not affiliated with Cowen Asset Management whose shares were purchased subject to a sales charge, or (b) the net proceeds of the sale within the preceding 60 days of shares of any closed-end investment company. The Distributor pays a sales commission equal to 1.00% of the amount invested to dealers who sell Class A Shares without imposition of a sales charge to investors described in items (6) and (8).

CLASS B SHARES

     The public offering price of Class B shares is the net asset value per share next determined after a purchase order is received without imposition of any front-end sales charge. The Distributor pays a sales commission equal to 4.00% of the amount invested to dealers who sell Class B shares. Class B shares may be subject upon redemption to a contingent deferred sales charge ("CDSC"). See "Redemption of Shares." Class B shares are subject to a service fee at the annual rate of .25%, and a distribution fee at the annual rate of .75%, of the value of the Fund's average daily net assets attributable to this Class. See "Management of the Fund -- Distributor." Cowen has adopted guidelines, in view of the relative sales charges, service fees and distribution fees, directing account representatives that all purchases of shares should be for Class A shares when the purchase is for $500,000 or more by an investor not eligible to purchase Class C shares. Cowen reserves the right to vary these guidelines at any time.


CLASS I SHARES



     The public offering price of Class I shares is the net asset value per share next determined after a purchase order is received without imposition of any sales charge. Class I shares were previously designated as Class C shares. Certain dealers may refer to Class I shares as "institutional shares." Class I shares, which are not subject to any service fee or distribution fee, are available exclusively to (1) employee benefit plans for employees of Cowen and securities dealers that participate in the distribution of the Fund's shares;
(2) charitable organizations (as defined in Section 501(c)(3) of the Code) investing $100,000 or more; (3) any pension fund, corporation, state or local government. Taft-Hartley plan, foundation and/or endowment which is a client of a consulting firm, if that firm has contacted the Fund, Cowen or any subsidiary of Cowen with respect to furnishing advice to the client or with respect to the purchase of the securities of the Fund by such client; (4) investors purchasing $4 million or more of shares of the Fund; (5) accounts as to which a bank, registered investment adviser or broker-dealer charges an account management fee, provided the bank, registered investment adviser or broker-dealer has an agreement with Cowen relating to investment in the Fund;
(6) investors, and their spouses and minor children, who are investment advisory clients of Cowen or any of its subsidiaries or who are affiliated persons or sponsoring companies of those clients; and (7) purchasers placing orders through a broker that maintains an omnibus account with the Fund and such purchases are made (i) by investment advisers or financial planners placing trades for their accounts or the accounts of their clients, and who charge a fee for their services; (ii) by clients of such investment adviser or financial planner who place trades for their own accounts if the accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent, or (iii) for retirement and deferred compensation plans and trusts used to fund those plans, including but limited to those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code or "rabbi trusts." Investors who purchase pursuant to (7) may be charged a fee by the broker or agent utilized to effect the transaction. The Distributor will from its own resources compensate broker-dealers and service agents at a maximum annual rate of .15%, .15% and .35% respectively of the net asset value of shares purchased pursuant to (3), (5) and (7), respectively.

EXCHANGE PRIVILEGE

     Shares of the Fund may be exchanged for shares of the same Class (or the sole class offered) of the mutual funds listed below for which Cowen serves as a distributor.

     - Cowen Income + Growth Fund, Inc., a fund that seeks a high level of dividend income, to the extent consistent with prudent investment management, by investing primarily in income-producing equity securities.

     - Cowen Standby Reserve Fund, Inc., a money market fund whose investment objective is the maximization of current income to the extent consistent with preservation of capital and maintenance of liquidity.

     - Cowen Standby Tax-Exempt Reserve Fund, Inc., a money market fund whose investment objective is the maximization of current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

     - Cowen Intermediate Fixed Income Fund, a fund that seeks current income and stability of principal by investing primarily in high quality intermediate term fixed income securities. This fund is a series of Cowen Funds, Inc.

     - Cowen Government Securities Fund, a fund that seeks total return consistent of current income and appreciation of capital through investing primarily in securities issued or guaranteed by the U.S. Government; its agencies, or authorities or instrumentalities. This fund is a series of Cowen Funds, Inc.


     - Cowen Large Cap Value Fund, a fund that seeks capital appreciation through investing primarily in securities of issuers which are deemed to be undervalued. This fund is a series of Cowen Series Funds, Inc.


     For purposes of this discussion, Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc. are referred to as "money market funds" and Cowen Income + Growth Fund, Inc., Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund are referred to as "non-money market funds."

     Shares of these mutual funds are available only to investors residing in states where these mutual funds are qualified for sale. They are sold pursuant to separate prospectuses that may be obtained through any Cowen account representative, through account representatives of Cowen correspondents, or through any other member of the NASD, or any foreign nonmember of the NASD, which has entered into a Sales Agreement with Cowen with respect to such funds. An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is subject to termination and its terms are subject to change upon 60 days' notice to shareholders.


     Under the Multiple Pricing System, an exchange of shares of the Fund with other Cowen funds' shares will be limited to shares of the same class or the sole class (money market funds only) of shares of a fund from which the exchange is to be effected. For example, if a holder of Class A shares of a non-money market fund exchanges his shares for shares of a money market fund and thereafter wishes to exchange those shares for shares of the Fund, he may receive only Class A shares in the latter transaction. As another example, if a holder of shares of a money market fund acquired as a result of an initial investment and not from an exchange wishes to exchange his shares for shares of a non-money market fund, he may receive Class A shares, Class B shares or Class I shares (depending on his eligibility for Class I shares) in the exchange transaction. Thereafter, any further exchanges would be subject to the principal described above limiting subsequent exchanges to the same class or the sole class of shares of other funds.


     Class A Exchanges. A shareholder may effect exchanges among the mutual funds listed above and the Fund on the basis of relative net asset values without imposition of a sales charge; provided, however, that where shares of a money market fund acquired through a direct purchase are exchanged for Class A shares of the Fund or another non-money market fund, the appropriate sales charge will be imposed at the time of the exchange. Because a substantially lower sales charge is paid upon purchase of Class A shares of Cowen Intermediate Fixed Income Fund, holders of these shares will not be able to exchange their shares with shares of the Fund or any of the non-money market funds for a period of 90 days from the date of purchase. After the 90-day waiting period has expired, Class A shares of Cowen Intermediate Fixed Income Fund will be exchangeable without the imposition of any additional sales charge.

     Class B Exchanges. As described below under "Redemption of Shares," the CDSC payable by Class B shareholders upon redemption of their shares will vary with the period of time that the shares are held (the "CDSC holding period"). For purposes of calculating the CDSC holding period, any Class B shares received in an exchange will be deemed to have been purchased on the same date as the Class B shares given in exchange. If, however, a Class B shareholder exchanges his shares for shares of either money market fund, which do not offer a class of shares subject to a CDSC, such exchange will toll, or suspend, the running of the CDSC holding period for as long as the money market fund shares are held and, if those shares are redeemed, a CDSC will be imposed based on the CDSC holding period without regard to the period during which the money market fund shares were held. For example, if a holder of Class B shares of the Fund who has held those shares for a period of more than four but less than five years exchanges his shares for shares of a money market fund, holds those shares of the money market fund for a period of one year, and thereafter exchanges those shares for Class B shares of the Fund, such shareholder will be deemed to have held the Class B shares for a period of four full years on the date of the last exchange. If the shareholder were to then immediately redeem his Class B shares of the Fund, such redemption would be subject to a 2.00% CDSC. Similarly, the same CDSC would be imposed if at any time the money market fund shares were redeemed. Conversely, if the shareholder had held his Class B shares of the Fund for the full six year period, no CDSC would have been imposed upon redemption.

     Because a substantially lower CDSC schedule is applicable to Class B shares of Cowen Intermediate Fixed Income Fund, holders of these shares will not be able to exchange their shares with shares of the Fund or any of the non-money market funds for a period of 90 days from the date of purchase. After the 90-day waiting period has expired, if a holder of these shares wanted to exchange all or a portion of his shares for Class B shares of the Fund or of any of the non-money market funds that offer Class B shares subject to a higher CDSC than that imposed by Cowen Intermediate Fixed Income Fund, the exchanged Class B shares will not be subject to the higher applicable CDSC. Upon redemption, the lower CDSC schedule applicable to Class B shares of Cowen Intermediate Fixed Income Fund will apply.

                              REDEMPTION OF SHARES
GENERAL INFORMATION


     The Fund will redeem shares without charge at the net asset value per share next determined after receipt of a redemption order in proper form by Cowen or DST, less any CDSC imposed on Class B shares. Any redemption request received by Cowen prior to 4:15 p.m., New York time, will be transmitted to DST on that day and the proceeds of such redemption will be transmitted in accordance with the investor's instructions within seven days. Redemption requests received at or after that time will be effected on the next business day. Proceeds of any redemptions will not be sent until the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which may take 15 or more days. Pending such clearance, Cowen will hold redemption proceeds under circumstances resulting in no earnings to investors. Investors can avoid the inconvenience associated with check clearance delays by purchasing shares with immediately available funds held in a brokerage account with Cowen or a participating securities dealer or transmitted to DST by wire transfer.



     Cowen generally will effect redemptions of shares upon oral instruction received from a shareholder. If shares are to be redeemed pursuant to an order sent to DST by the shareholder, DST will require written redemption instructions signed by the shareholder of record, which signature must be guaranteed by a commercial bank or trust company (not a savings bank) located or having a correspondent in New York City, or by a member organization of the New York Stock Exchange, Inc. The redemption order must specify which Class of shares is being redeemed. If certificates have been issued representing the shares to be redeemed, such certificates must also be endorsed, or a duly executed stock power must be furnished, with signatures guaranteed as discussed above, and must be submitted to Cowen or DST with the redemption request. Cowen or DST may require further documentation if the shareholder is a corporation, partnership, trust, estate or other entity. The payment of redemptions may be wired to a shareholder's commercial bank account. There is a $10 charge for each federal funds wire transaction. The minimum amount for wire redemptions is $10,000. A shareholder who wishes to redeem by wire should contact DST at 1-800-262-7116.


     The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the 1940 Act. The Fund reserves the right to involuntarily redeem shares in any account, other than an Individual Retirement Account or other qualified retirement plan, at their net asset value if the value of the account is less than $250. The shareholder having the account will first be notified in writing that the account has a value of less than $250 and will be allowed 60 days to make an additional investment before the redemption is processed by the Fund.

     The Fund offers a Systematic Withdrawal Plan under which a shareholder with $10,000 or more in the Fund may elect to redeem periodic payments to himself or a designated payee on a monthly, quarterly or annual basis. For accounts other than qualified retirement plans, the minimum rate of withdrawal is $50 per month and the maximum monthly withdrawal is one percent of the current account value in the Fund as of commencement of participation in the plan. Maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund may be disadvantageous to the shareholder because of the sales charge on such purchases. A shareholder who elects to use the Systematic Withdrawal Plan should be aware that such periodic payments will be made from redemptions of his shares. However, any Class B shares redeemed under the Systematic Withdrawal Plan will not be subject to a CDSC as described below. Dividends and distributions paid on his shares may not cover the full amount of each periodic payment.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

     A CDSC payable to Cowen is imposed on any redemption of Class B shares held less than six years equal to a specified percentage, as set forth below, of the net asset value of the shares redeemed at the time of purchase or at the time of redemption, whichever is lower. Class B shares held six years or longer and Class B shares purchased through reinvestment of dividends or capital gains distributions are not subject to the redemption fee. Furthermore, no CDSC will be imposed on an amount that represents an increase in value of the shareholder's account resulting from capital appreciation.

     In circumstances in which the CDSC is imposed, the amount of the charge will depend on the number of years since the shareholder purchased the shares being redeemed. The following table sets forth the rates of the CDSC for redemptions of Class B shares by investors:

                    Year Since Purchase
                    in Which Redemption
                        is Effected                           CDSC
                    -------------------                       ----
Year 1......................................................  5.00%
Year 2......................................................  4.00%
Year 3......................................................  3.00%
Year 4......................................................  3.00%
Year 5......................................................  2.00%
Year 6......................................................  1.00%
Thereafter..................................................  None

     In determining the applicability and rate of any CDSC, redemptions of Class B shares are made first of amounts due to capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions, and then of other shares held by the shareholder for the longest period of time. As a result, the CDSC, if any, will be imposed at the lowest possible rate. For example, assume that an investor owns 100,000 shares that he purchased seven years ago, 100,000 shares that he purchased more than four but less than five years ago at $10 per share and 1,000 shares received in respect of reinvestment of dividends and distributions. The shares now have a net asset value of $20 per share. The investor may redeem the

100,000 shares he purchased seven years ago and the 1,000 shares he acquired through reinvestments without paying a CDSC. If the investor redeems the balance of his shares, he would pay a CDSC based on the net asset value at the time of purchase ($10 per share). Thus, the investor would pay a CDSC equal to $20,000 (100,000 shares multiplied by $10 per share multiplied by the applicable rate of 2%).

     Waivers of CDSC. The CDSC, if any, will be waived in the case of (1) redemptions of Class B shares held at the time a shareholder dies or becomes disabled, including the Class B shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability and (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an Individual Retirement Account, Keogh plan or custodial account under Section 403(b)(7) of the Code following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an Individual Retirement Account; and (d) distributions pursuant to Systematic Withdrawal Plans.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund generally pays dividends from its net investment income and distributes its net realized capital gains once a year, normally at the end of the year in which they were earned or at the beginning of the next year. Unless a shareholder instructs that dividends and distributions on shares of any Class be paid in cash, dividends and distributions will automatically be reinvested in additional shares of the same Class at net asset value, without a sales charge.


     The Fund intends to qualify each year as a regulated investment company that is not subject to federal income tax on the investment income and capital gains that it distributes to shareholders. The Fund is subject to a four-percent nondeductible excise tax on certain undistributed amounts of taxable income and gains. The Fund expects to be able to pay any such additional dividends and distributions as are necessary to avoid the application of this tax. The per share dividends and distributions on Class C shares will be higher than those on Class A shares, which in turn will be higher than those on Class B shares, as a result of the different service, distribution and transfer agency fees applicable to the Classes. See "The Fund's Expenses," "Purchase of Shares," "Management of the Fund -- Distributor" and "Additional Information."



     Dividends and distributions of short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions of long-term net capital gains are taxable to shareholders as such, whether received in cash or reinvested, and regardless of how long a shareholder has held Fund shares. The portion of long-term capital gains distributed to individual shareholders that is attributable to the sale of investments that the Fund has held more than 18 months will be eligible for a 20% maximum rate. If a shareholder receives a long-term capital gains distribution with respect to Fund shares and redeems or transfers the shares before holding them for more than six months, any loss on the redemption or transfer will be a long-term capital loss. In general, only dividends from the Fund that reflect its dividend income from U.S. corporations may, subject to certain limitations, qualify for the federal dividends-received deduction for corporate shareholders. Dividends or distributions declared in October, November or December and paid in January are taxable to shareholders as if paid in December.


     Dividends or interest earned on foreign securities may be subject to foreign taxes which the Fund will pay.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Shareholders are urged to consult their own tax advisers as to the state and local tax consequences of investing in the Fund, and as to specific federal tax issues.

                             ADDITIONAL INFORMATION

     The Fund is a series of Cowen Funds, Inc., which was incorporated on June 26, 1986, under the laws of the State of Maryland. Cowen Funds, Inc. has an authorized capitalization of 3,000,000,000 shares with a par value of $.001 per share and transferable without restriction of which 250,000,000 have been allocated in respect of each Class of the Fund. All shares of the Fund have equal rights and privileges as to participation in dividends and distributions and in the net distributable assets on liquidation.

     When issued, shares are fully paid and nonassessable and have no preemptive, conversion or exchange rights. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the effect of the respective sales charges, if any, for each Class; (3) the distribution and/or service fees, if any, borne by each Class; (4) the expenses allocable exclusively to each Class; (5) voting rights on matters exclusively affecting a single Class; and (6) the exchange privilege of each Class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the change is deemed necessary by the Directors.

     When matters are submitted for shareholder vote, shareholders of each series of Cowen Funds, Inc., including the Fund, will have one vote for each full share held and proportional, fractional votes for each fractional share held. Shareholders of all series of Cowen Funds, Inc. will vote collectively on certain matters affecting all series, such as the election of directors and the selection of accountants; shareholders of one series are not entitled to vote on a matter that does affect that series but that does require a separate vote of another series, such as a particular series' investment management agreement. In turn, all matters affecting only the interests of one Class, such as the terms of the Plan as it relates to a Class, require a separate vote of the shareholders of that Class. Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for Cowen Funds, Inc. to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of directors or the appointment of accountants. However, pursuant to the By-Laws of Cowen Funds, Inc., the holders of at least 10 percent of the shares outstanding and entitled to vote may require a special meeting of shareholders to be held for any purpose, including that of removing a director from office. Shareholders of Cowen Funds, Inc. may remove a director by the affirmative vote of a majority of the outstanding voting shares. In addition, the Board of Directors will call a special meeting of shareholders for the purpose of electing directors, if, at any time, less than a majority of the directors holding office at that time were elected by shareholders.

     From time to time, the Fund may advertise its "average annual total return" over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were invested in shares of the Fund. Figures will be given for recent one, five and ten year periods, or the life of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as on a year-by-year basis. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or lesser than the average for the entire period. The Fund may also use "aggregate" total return figures for various periods, representing the cumulative period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts, or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends, and capital gains distributions). The Statement of Additional Information further describes the method used to determine the Fund's performance. The performance of the Fund also might be compared to rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the Standard & Poor's 500 Composite Stock Price Index. Performance information may be useful in reviewing the performance of the Fund and in providing a basis for comparison with other investment alternatives. Investors should be aware that, because the performance of the Fund changes in response to fluctuations in interest rates, price fluctuations in securities markets, the Fund's expenses and other factors, a performance quotation should not be considered representative of the Fund's performance for any future period. Shareholders may make inquiries regarding the Fund, including current performance quotations, by calling any Cowen account representative.


     Year 2000 Risks. Like other mutual funds, the Fund could be adversely affected if the computer systems used by Cowen and other service providers do not properly process and calculate data-related information from and after January 1, 2000. This is commonly known as the 'Year 2000 Problem.' Cowen is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                           THE COWEN FAMILY OF FUNDS

     COWEN INTERMEDIATE FIXED INCOME FUND, a series of Cowen Funds, Inc., seeks current income and stability of principal. The Fund seeks to achieve its objectives through investment primarily in high quality intermediate term fixed income securities.

     COWEN GOVERNMENT SECURITIES FUND, a series of Cowen Funds, Inc., seeks total return consisting of current income and appreciation of capital through investment primarily in securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.


     COWEN OPPORTUNITY FUND, a series of Cowen Funds, Inc., seeks capital appreciation through investment in the equity securities of small capitalization companies.


     COWEN INCOME + GROWTH FUND, INC. seeks a high level of dividend income, to the extent consistent with prudent investment management, by investing primarily in income-producing equity securities.

     COWEN STANDBY RESERVE FUND, INC., a money market fund whose investment objective is the maximization of current income to the extent consistent with preservation of capital and maintenance of liquidity.

     COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC., a money market fund whose investment objective is the maximization of current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.


     COWEN LARGE CAP VALUE FUND, a series of Cowen Series Funds, Inc., seeks capital appreciation through investing in securities of issuers which are deemed to be undervalued.


     For more complete information regarding any of these funds, including charges and expenses, contact your account representative or call 800-262-7116.

                     STATEMENT OF ADDITIONAL INFORMATION


                                 April 1, 1998



                            COWEN OPPORTUNITY FUND


                                 a series of

                              COWEN FUNDS, INC.

         Financial Square, New York, NY 10005, (212) 495-6724, (800)
                                   262-7116



        This Statement of Additional Information is meant to be read in conjunction with the Cowen Opportunity Fund Prospectus dated April 1, 1998, and is incorporated by reference in its entirety therein. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Cowen Opportunity Fund should be made solely upon the information contained herein. Copies of the Cowen Opportunity Fund Prospectus may be obtained by calling Cowen & Co. ("Cowen"), the Fund's principal underwriter, at (212) 495-6724 or (800) 262-7116 or by contacting any Cowen account representative.



                              TABLE OF CONTENTS


                                                               Page
                                                               ----
           Investment Objectives and Policies  . . . . .          2
           Purchases and Redemptions . . . . . . . . . .          9
           Management  . . . . . . . . . . . . . . . . .         10
           Taxes . . . . . . . . . . . . . . . . . . . .         15
           Performance Information . . . . . . . . . . .         18
           Financial Statements  . . . . . . . . . . . .         19


                            COWEN & COMPANY

                         Principal Underwriter

                  INVESTMENT OBJECTIVES AND POLICIES

      The Prospectus discusses the investment objectives of the Fund and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the funds may utilize and certain risks attendant to those investments, policies and strategies.

Additional Information on Investment Practices

      U.S. Government Securities. Examples of the types of U.S. Government securities that the Fund may hold include, in addition to those described in the Prospectuses and U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. It is not anticipated that the Funds will in the foreseeable future invest in excess of five percent of their respective net assets in U.S. Government securities that represent interests in pools of mortgages.

      Lending of Securities. The Fund has the authority to lend securities to brokers, dealers and other financial organizations. A Fund will not lend securities to Cowen or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Directors must terminate the loan and regain the right to vote the securities.

      Covered Call Options. Options written by a Fund will normally have expiration dates between one and nine months from the date written. So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction.

The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the national securities exchange on which the option is written.

      An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized national securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to write options only on national securities exchanges and in the over-the-counter market. As of the date of this Statement of Additional Information, the national securities exchanges on which options are traded are: The Chicago Board Options Exchange, The Board of Trade of the City of Chicago, American Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange ("NYSE"). Options are also traded on the national securities exchanges with respect to unlisted securities reported through the NASDAQ system.

      Although the Fund will write only those options for which Cowen Asset Management believes there is an active secondary market so as to facilitate closing purchase transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing purchase transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

      The national securities exchanges have established limitations governing the maximum number of options of each class that may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of Cowen Asset Management and certain of its affiliates may be considered to be such a group. A national securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

      In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stocks but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

      Venture Capital Investments. Cowen Opportunity Fund may invest up to five percent of its assets in venture capital investments, i.e., new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of business and financial risk that can result in substantial losses. The disposition of U.S. venture capital investments, which may include limited partnership interests, would normally be restricted under federal securities laws. Generally, restricted securities may be sold only in privately negotiated transactions, in public offerings registered under the Securities Act of 1933, as amended (the "1933 Act") or in transactions pursuant to Rule 144A under the 1933 Act. As a result of these restrictions, the Fund may be unable to dispose of these investments at times when disposition is deemed appropriate due to investment or liquidity considerations. Alternatively, the Fund may be forced to dispose of these investments at less than their fair value. Where registration is required, the Fund may be obligated to pay part or all of the expenses of such registration.

      Repurchase Agreements. The Fund may engage in repurchase agreement transactions involving its portfolio securities with banks, registered broker-dealers and government securities dealers approved by the Board of Directors. It is not anticipated that a Fund will in the foreseeable future invest in excess of five percent of its net assets in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time, thereby determining the yield during the Fund's holding period. Thus, repurchase agreements may be seen to be loans by the Fund collateralized by the underlying debt obligation. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights. The Fund's investment manager, Cowen Asset Management, acting under the supervision of the Board of Directors, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest.

Investment Restrictions

      The investment restrictions numbered 1 through 12 below have been adopted by the Fund as fundamental policies, which means that they may not be changed without the vote of a majority of the outstanding voting securities of the Fund, which is defined as the lesser of (a) 67 percent or more of the shares present at a shareholders' meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50 percent of the outstanding shares. Investment restrictions 13 through 18 may be changed by vote of a majority of the Board of Directors at any time.


      The investment policies adopted by the Fund prohibit it from:

      1. With respect to 75 percent of its assets, purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Fund's total assets would be invested in the securities of the issuer.

      2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

      3. Purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities.

      4. Making short sales of securities or maintaining a short position.

      5. Borrowing money, except that the Fund may borrow from banks for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in any amount not exceeding 20 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments.

      6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 20 percent of the value of the Fund's total assets, except that this prohibition shall not prohibit collateral arrangements with respect to borrowings described in Investment Restriction No. 5 or the escrow arrangements contemplated by writing covered call options.

      7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities.

      8. Making loans to others, except through purchasing qualified debt obligations or lending portfolio securities.

      9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

      10. Purchasing any securities that would cause more than 25 percent of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

      11. Investing in commodities.

      12. Purchasing any security if as a result the Fund would then have more than five percent of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

      13. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are issued by companies that invest or deal in real estate.

      14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that the Fund may write covered call options and enter into closing purchase transactions with respect to options it has written, provided these transactions are conducted in a manner consistent with, and subject to the limitations set forth in, the description of these transactions in its Prospectus and this Statement of Additional Information.

      15. Investing in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

      16. Purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of five business days) or securities that are not readily marketable or for which no readily ascertainable market value is available if more than five percent of the total assets of the fund would be invested in those securities.

      17. Making investments for the purpose of exercising control or management.

      18. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers or directors of Cowen Funds, Inc. or Cowen individually owns more than 0.5 percent of the outstanding securities of the issuer and together they own beneficially more than five percent of the securities.

      The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of the restriction. The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of the Fund in certain states. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, the Fund will revoke the commitment by terminating the sale of shares of the Fund in the state involved.

Portfolio Transactions

      Decisions to buy and sell securities and other financial instruments for the Fund are made by Cowen Asset Management, which also is responsible for placing these transactions, subject to the overall review of the Board of Directors. Although investment requirements for the Fund are reviewed independently from those of the other accounts managed by Cowen Asset Management, investments of the type a Fund may make may also be made by these other accounts. When a Fund and one or more other accounts managed by Cowen Asset Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Cowen Asset Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

      Portfolio transactions are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities may include commissions or mark-ups. Purchase and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

      To the extent consistent with applicable provisions of the Act, other securities laws and rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, the Board of Directors has determined that portfolio transactions may be effected through Cowen if, in the judgment of Cowen Asset Management, the use of Cowen is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in particular transactions, Cowen charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers, except in those cases in which better prices and executions may be obtained elsewhere, and principal transactions are not entered into with affiliates of a Fund except pursuant to exemptive rules or orders adopted by the SEC.

      In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, Cowen Asset Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Cowen Asset Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Cowen Asset Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, provided to the Fund and/or other accounts over which Cowen Asset Management or its affiliates exercise investment discretion. Cowen Asset Management's fees under its agreements with the Funds are not reduced by reason of its receiving brokerage services. The Board of Directors periodically reviews the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds.


      For the fiscal year ended November 30, 1995, Cowen Opportunity Fund paid an aggregate of $431,866 in commissions to broker-dealers for execution of portfolio transactions. Cowen did not effect any transactions for the Fund during that year. They were paid to other broker-dealers which furnished research services to the Fund.



      For the fiscal year ended November 30, 1996, Cowen Opportunity Fund paid an aggregate of approximately $601,830 in commissions to broker-dealers for execution of portfolio transactions. Cowen effected approximately .11% of the aggregate dollar amount of such transactions for which it received approximately $1,610 (.27%) of the commissions paid by the Fund during that year. The balance of the commissions ($600,220) was paid to other broker-dealers which furnished research services to the Fund and which effected the remaining 99.89% of the aggregate dollar amount of portfolio transactions involving the payment of commissions.



      For the fiscal year ended November 30, 1997, Cowen Opportunity Fund paid an aggregate of approximately $835,217 in commissions to broker-dealers for execution of portfolio transactions. Cowen effected approximately .04% of the aggregate dollar amount of such transactions for which it received approximately $245 (.03%) of the commissions paid by the Fund during that year. The balance of the commissions ($834,972) was paid to other broker-dealers which furnished research services to the Fund and which effected the remaining 99.97% of the aggregate dollar amount of portfolio transactions involving the payment of commissions.

Portfolio Valuation

      The assets of the Fund are generally valued on the basis of market quotations. Securities whose principal market is on an exchange are valued at the last sales price on the exchange or, in the absence of currently reported sales on the exchange, at the most recent bid price in the over-the-counter market or, in the absence of a recent bid price, the bid equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities traded principally in the over-the-counter market are valued at the most recent bid price. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Directors. High-quality, short-term securities with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Directors. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

                       PURCHASES AND REDEMPTIONS
Net Asset Value

      The net asset value per share of the Fund is calculated on each day on which the New York Stock Exchange ("NYSE") is open as of 4:15 p.m. Eastern time. The NYSE is currently open Monday though Friday, except (a) January 1st, Martin Luther King Day (the third Monday in January), Washington's Birthday (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th; and (b) the preceding Friday when one of those holidays falls on a Saturday or the subsequent Monday when one of those holidays falls on a Sunday.

Purchases

      Shares of the Fund are offered by Cowen Funds, Inc. and are distributed on a best efforts basis by Cowen as its principal underwriter pursuant to a Distribution Agreement.

      The word "Cowen" in the Fund's name has been adopted pursuant to a provision contained in the Distribution Agreement. Under that provision, Cowen may terminate the Fund's license to use the word "Cowen" in its name when Cowen ceases to act as the Fund's principal underwriter.

Redemptions

      The right of redemption of shares of a Fund may be suspended or the date of payment postponed (a) for and periods during which the NYSE is closed (other than for customary weekend and holiday closings); (b) when trading in the markets the Fund normally utilizes is restricted or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.


                              MANAGEMENT

Board of Directors

      The names of the directors and executive officers of the Funds, their addresses, principal occupations during the past five years and other affiliations are set forth below. Each Director who is an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk; unless noted otherwise the business address of each such individual is Financial Square, New York, New York 10005. Each of the directors is also a director of one or more investment companies of which Cowen is Investment Manager.

Directors of the Fund

      James H. Carey, Director, age 64. Managing Director of Briarcliff Financial Associates, Inc. (since June, 1991) and former Chief Executive Officer, Director and Treasurer of National Capital Benefits Corporation (since March, 1994). Mr. Carey is also a Director of Airborne Freight Corporation, Jonathan Woodner Company, former Director of NCB Insurance Limited (Bermuda), The Midland Company, The Murray & Isabella Rayburn Foundation, Nantucket Industries, Inc. and Vice Chairman of the U.S. Committee for UNICEF. Prior thereto he was President and Chief Executive Officer, The Berkshire Bank (May 1989 to June 1991). His address is Village View Road and Canterbury Road, Manchester Center, VT 05255.

      *Joseph M. Cohen, Chairman and Chief Executive Officer of the Fund, age
59. Principal Executive Officer and since March 1991 Class I Limited Partner of Cowen and Chairman and President of Cowen Incorporated, the sole general partner of Cowen. Prior thereto he was the Managing General Partner of Cowen. Director, Chairman and Chief Executive Officer of the Cowen Mutual Funds. Until December 15, 1992, he was also President of the Fund and the Cowen Mutual Funds.


      Dr. Peter P. Gil, Director, age 74. Director, Arthur D. Little Management Institute Board since 1991 and former Executive Board Member and currently Acting Dean of the Institute; Trustee and Executive Committee Member, Plimoth Plantation, (Plymouth, Mass.). From July 1988 to July 1994, Dr. Gil served in a variety of senior administrative positions at the Sloan School of Management, Massachusetts Institute of Technology, as Director, Management of Technology Program, the Senior Executive Program, External Relations of the School; and Senior Lecturer. Prior to July 1988 he was Associate Dean of the School. His address is 79 Main Street, New Castle, New Hampshire 03854-0651.



      Dr. Martin J. Gruber, Director, age 59. Chairman, Department of Finance and Nomura Professor of Finance, Leonard N. Stern School of Business Administration, New York University. He is also a Trustee of BT Pyramid Mutual Funds, Director of Japan Equity Fund, Inc., and the Taiwan Equity Fund, Inc.; and a Trustee of BT Leadership Trust and the T.I.A.A. Board. His address is New York University, 44 West 4th Street, New York, New York 10012.


      Burton J. Weiss, Director, age 65. Self-employed consultant since March, 1988. His address is 103 Marin Drive, Chapel Hill, North Carolina 27516.

Officers of the Fund Not Noted Above

      Rodd M. Baxter, Secretary. General Counsel of Cowen Asset Management and Director of Cowen. His address is Financial Square, New York, New York 10005.

      William Church, Vice President and Senior Investment Officer. Class I Limited Partner of Cowen, Managing Director of Cowen Incorporated and Chief Investment Officer of Cowen Asset Management. His address is Financial Square, New York, New York 10005.

      Creighton H. Peet, Vice President, Treasurer and Senior Investment Officer. Class I Limited Partner of Cowen, Managing Director of Cowen Incorporated. His address is Financial Square, New York, New York 10005.

      David Sarns, President. Chief Administrative Officer and Class I Limited Partner of Cowen and Managing Director of Cowen Incorporated. His address is Financial Square, New York, New York 10005.

      Irwood Schlackman, Controller. Mutual Fund Administrator of Cowen. His address is Financial Square, New York, New York 10005.

      Compensation and Holders of Securities


      No officer, director, partner or employee of Cowen or its affiliates will receive any compensation from Cowen Funds, Inc. for serving as an officer or director of Cowen Funds, Inc. Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive a fee, in respect of the Fund that has commenced investment operations, of $3,000 per annum plus $500 per meeting attended and reimbursement for travel and out-of-pocket expenses. For the fiscal year ended November 30, 1997, such fees and expenses totaled $23,942. None of the Fund's director's or officers, whether individually or as a group, beneficially owned more than 1% of the Fund's outstanding stock as of the close of business on March 4, 1998. As of March 4, 1998, the following persons owned 5% or more of a class of the Fund's securities: Class I-- Mac & Co. (25%), Post Office Box 3198, Pittsburgh, Pennsylvania 15230-3198; Joint Commission Operating Fund (5%), 1 Renaissance Blvd., Oakbrook Terrace, IL 60181; Charles Schwab & Co. (20%), 301 Pine St.,
San Francisco, CA 94104; Cowen & Co. 401K (18%), Financial Square, New York, NY 10005.


                              COMPENSATION TABLE


Name of                    Aggregate       Pension or            Estimated             Annual Total
Person                     Compensation    Retirement            Benefits              Compensation
                           From            Benefits              Upon                  From
                           Registrant      Accrued as            Retirement            Registrant
                                           Part of Fund                                and Fund
                                           Expenses                                    Complex Paid
                                                                                       to Directors*
James H. Carey             $5,750              -0-                  -0-                      $28,750
Peter Gil                  $5,750              -0-                  -0-                      $28,750
Martin J. Gruber           $5,750              -0-                  -0-                      $28,750
Burton J. Weiss            $5,750              -0-                  -0-                      $28,750



*There are seven funds in the complex.


Investment Manager

      Cowen, through Cowen Asset Management, its investment management division, serves as investment manager to the Fund pursuant to an Investment Management Agreement. Cowen, a limited partnership organized under the laws of New York, is controlled by its general partner, Cowen Incorporated. Cowen Incorporated is controlled by Mr. Joseph M. Cohen. The services provided by, and the fees payable by the Fund to Cowen Asset Management under its Investment Management Agreement is described in the Prospectus.

      From time to time Cowen Asset Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be reimbursed by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. For the fiscal years ended November 30, 1995, 1996 and 1997, no reimbursement was necessary, and the Fund paid Cowen an investment management fee of $509,283, $672,125 and $981,026, respectively. However, since May 4, 1994, Cowen voluntarily reimbursed the expenses of the Fund in an amount equal to an annual rate of .22% through March 31, 1996 and of .13% through March 31, 1997 and .03% through March 31, 1998 of the average daily value of its assets.


Shareholder Servicing and Distribution Plan (the "Plan")

      Cowen is paid monthly fees by the Fund in connection with (1) the servicing of shareholder accounts in Class A and Class B shares and (2) providing distribution related services in respect of Class B shares. A monthly service fee, authorized pursuant to the Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), is calculated at the annual rate of .25% of the value of the average daily net assets of the Fund attributable to each of Class A and Class B shares and is used by Cowen to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with the Fund. Compensation is paid by Cowen to persons, including Cowen employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares of their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund's investment adviser, transfer agent or other agent of the Fund.

      In addition, pursuant to the Plan, the Fund pays to Cowen a monthly distribution fee at the annual rate of .75% of the Funds average daily net assets attributable to Class B shares. The distribution fee is used by Cowen to provide (1) initial and ongoing sales compensation to its registered representative or those of other broker-dealers that enter into selected dealer agreements with Cowen in respect of sales of Class B shares; (2) costs of printing and distributing the Fund's Prospectus, Statement of Additional Information and sales literature to prospective investors in Class B shares; (3) costs associated with any advertising relating to Class B shares; and (4) payments to, and expenses of, persons who provide support services in connection with the distribution of Class B shares.

      Payments under the Plan are not tied exclusively to the service and/or distribution expenses actually incurred by Cowen, and the payments may exceed expenses actually incurred by Cowen. The Board of Directors evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Cowen and amounts it received under the Plan.


      For the fiscal years ended November 30, 1995, 1996 and 1997, Cowen received $93,590, $99,793 and $125,629 respectively in servicing fees from Class A shares and $52,019, $74,751 and $101,214 respectively in servicing and distribution fees from Class B shares.


Custodian and Transfer and Dividend Agent


      Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Fund's assets pursuant to a Custody Agreement. Under the Custody Agreement, the IFTC (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) receives and disburses money on behalf of the Fund and (iv) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities.



      DST Systems, Inc. ("DST"), 210 West 10th Street, Kansas City, Missouri 64105 serves as the Fund's transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement, under which DST (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its shareholders and (iii) maintains shareholder accounts.


Auditors and Counsel

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been selected as the Fund's independent auditor.

      Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022, serves as counsel for Cowen Funds, Inc.

                                      TAXES

      Set forth below is a summary of certain general federal income tax considerations which may affect the Funds and their shareholders. As the summary is not intended as a substitute for individual tax planning, investors are urged to consult their own tax advisers with specific reference to their particular federal, state or local tax situations.

Tax Status of the Funds

      The Fund will be treated as a separate taxpayer for federal income tax purposes. Accordingly, the amounts of investment income and capital gains that are subject to tax will be determined separately for the Fund and the Fund must separately meet the diversification, income and distribution requirements for qualification as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986.

      A qualified Fund will not be liable for federal income tax on any investment income or capital gains that it distributes to its shareholders, if at least 90% of its investment income for the taxable year is so distributed. (Amounts reinvested automatically in additional shares of a Fund will be treated as distributed to its shareholders). In addition, in order to avoid a four percent excise tax the Fund must distribute, or be treated as having distributed, before January 1, at least an amount equal to the sum of 98 percent of its ordinary income earned during the prior calendar year, 98 percent of the net capital gains earned during the twelve months ending on the preceding November 30 and any prior undistributed amounts.

      The requirements for qualification as a regulated investment company include two significant rules as to investment results. First, the Fund must earn at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of equity or debt securities and income or gains from options on securities (the "90 percent test"). Second, the Fund must earn less than 30 percent of its gross income from the sale of securities held less than three months (the "30 percent test").

      The 30 percent test will restrict the extent to which a Fund may: (i) sell securities held for less than three months; (ii) write options that expire in less than three months; (iii) close options that were written or purchased within the preceding three months; and (iv) hold certain options during the fourth quarter of its taxable year. Neither Fund expects the 90 percent test to significantly affect its investment policy.

Taxation of Shareholders


      Capital Gains. The portion of long-term capital gains distributed to individual shareholders that is attributable to the sale of investments that the Fund has held more than 18 months will be eligible for a 20% maximum rate. If a shareholder who receives a distribution taxable as long-term capital gain with respect to shares of a Fund redeems or exchanges the shares before holding them (unhedged) for more than six months, loss on the redemption or exchange, up to the amount of the distribution, will be treated as a long-term capital loss.

      Dividends of investment income from a Fund may qualify for the federal dividends-received deduction of corporate shareholders only to the extent of the aggregate amount of dividends received by the Funds from U.S. corporations. A Fund must hold stock for more than 45 days (90 days in the case of certain preferred stock), without hedging its investment in the stock in certain ways, for dividends paid on the stock to be eligible dividends.

      If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

      If a shareholder (a) incurs a sales charge in acquiring Fund shares, (b) disposes of those shares within ninety days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within ninety days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his investment in a family of mutual funds.

      Backup Withholding. In general, if a shareholder who is taxed as an individual cannot certify that he has given his correct taxpayer identification number to the Fund and that he is not subject to backup withholding, he will be subject to a 31 percent federal backup withholding tax on Fund dividends and distributions and the proceeds of redemptions or exchanges of Fund shares. (An individual's taxpayer identification number is his social security number.) The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

Taxation of Fund Investments

      Capital Gains. When a Fund sells a security, the resulting gain or loss will generally be capital gain or loss and will be long-term capital gain or loss if the Fund has held the security for more than one year. If a Fund acquires a debt security at a discount after April 30, 1995, the portion of any gain upon its sale or redemption that reflects the accrued market discount will be taxed as ordinary income, rather than capital gain.

      Options. The tax consequences of a Fund's options transactions will vary depending on the nature of the underlying security.

      When a Fund writes a call option on an equity or convertible debt security, and either the option expires unexercised or the Fund enters into a closing purchase transaction, the Funds will normally recognize a short-term capital gain or loss (except that any losses on certain covered call stock options will be treated as long-term capital losses). If the option is exercised, the premium received will be treated as additional proceeds from the sale of the underlying security.

      In general, exchange-traded options on nonconvertible debt securities are "section 1256 contracts". Gain or loss on a section 1256 contract is recognized for tax purposes when actually realized (by a closing transaction, exercise or expiration). In addition, any section 1256 contracts held at the end of a Fund's taxable year will be treated as if sold at their year-end fair market value and the resulting "mark-to-market" gain or loss will be taxable. Both realized and mark-to-market gains or losses from section 1256 contracts will be treated as 60 percent long-term and 40 percent short-term capital gain or loss, regardless of how long the Fund holds each contract. Until the Internal Revenue Service formally rules that mark-to-market gain on contracts held for less than three months at the close of a Fund's taxable year does not represent short-term gain for purposes of the 30 percent test, the Funds may restrict their fourth-quarter transactions in section 1256 contracts.

      In general, when a taxpayer substantially reduces the risk of loss on an investment position by entering into one or more other positions which "offset" that position (because their values ordinarily vary inversely with its value), the combination of positions creates a "straddle." Under an exception, certain covered call stock options do not form straddles with the optioned stock, but the Funds may enter into options transactions that do constitute straddles.

      If two or more positions form a straddle, special tax rules may cause losses realized by a Fund on a position to be eliminated or deferred or may recharacterize short-term capital losses as long-term or long-term capital gains as short-term. Furthermore, interest and other carrying charges allocable to a position that is part of a straddle must be capitalized.

      Foreign Taxes. Because the Fund will invest no more than 10% of its assets in foreign securities and up to an additional 10 percent of its assets in securities of Canadian issuers, shareholders will not receive credits against their federal income tax due for foreign taxes paid by a Fund, if any.

                             PERFORMANCE INFORMATION

      From time to time, a Fund may quote its performance, in terms of the Classes' total returns, in reports or other communications to shareholders or in advertising material. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of any Class, it will also disclose the information for other Classes. The period selected for a calculation of total return will depend on the purpose of reporting the performance and may be as short as seven days.

      A Fund's "average annual total return" figures described and shown in the Prospectuses are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

      P(1 + T)n = ERV

         Where: P = a hypothetical initial payment of $1,000.

                   T = average annual total return.

                         n = number of years.

ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1, 5, or 10 year period at the end of the 1, 5, or 10 year periods (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Class A Shares/Average Annual Total Return for the periods ended November 30, 1997:

      1 year       =      8.15%
      5 year       =     16.49%
      * Inception  =     15.37%
      * March 31, 1988



Class B Shares/Average Annual Total Return for the periods ended November 30, 1997:

      1 year       =      7.72%
      * Inception  =     14.43%
      * May 17, 1994



Class I Shares/Average Annual Total Return for the periods ended November 30, 1997:

      1 year       =    13.82%
      * Inception  =    15.84%
      * May 9, 1994

      The Class A total return figures calculated in accordance with the above formula assumes that the maximum 4.75% sales load has been deducted from the hypothetical $1,000 initial investment at the time of purchase. The Class B total return figures calculated in accordance with the above formula assumes the deduction of the appropriate contingent deferred sales charge at the end of the period.

      A Fund's net assets change in response to fluctuations in interest rates, price fluctuations in securities markets, and the expenses of the Fund. Consequently, any given performance quotation should not be considered as representative of the Fund's performance for any specified period in the future.

      The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.


                              FINANCIAL STATEMENTS


      Cowen Funds, Inc. hereby incorporates by reference the financial statements and related notes and the report of Ernst & Young LLP thereon included in the Annual Report to Shareholders of Cowen Opportunity Fund for the fiscal year ended November 30, 1997. Cowen Funds, Inc. will provide a copy of the Cowen Opportunity Fund Annual Report to each person who requests a copy of this Statement of Additional Information. Cowen Funds, Inc. will also furnish a copy of the Cowen Opportunity Fund Annual Report, without charge, to any shareholder of this Fund upon request directed to Cowen Funds, Inc., at the address or telephone number given on the cover page of this Statement of Additional Information.

                                     PART C
                                OTHER INFORMATION

Item 24:   Financial Statements and Exhibits

(a) Financial Statements included in Registration Statement:

           (i) "Financial Highlights" included in Part A of Cowen Opportunity Fund.


           (ii) Incorporated by reference under "Financial Statements" in Part B of Cowen Opportunity Fund is that Fund's Annual Report to Shareholders, which includes the Statement of Investments and Statement of Assets and Liabilities as of November 30, 1997; Statement of Operations for the Year ended November 30, 1997; Statement of Changes in Net Assets for the years ended November 30, 1996 and 1997; Notes to Financial Statements; and the Report of Ernst & Young, LLP, Independent Auditors, dated January 9, 1998.


           (iii) Incorporated by reference under "Financial Highlights" included in Part A of Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund.


           (iv) Incorporated by reference under "Financial Statements" included in Part B of Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund is the Funds' Annual Report to Shareholders which includes the Statement of Investments and Statement of Assets and Liabilities as of November 30, 1997; Statement of Operations for the Year Ended November 30, 1997; Statement of Changes in Net Assets for the Years Ended November 30, 1996 and 1997; Notes to Financial Statements; and the Report of Ernst & Young LLP, Independent Auditors, dated January 9, 1998.


(b)   Exhibits:

Exhibit No.         Description of Exhibits


1     (i)      Articles of Incorporation of Registrant(a)
      (ii)     Articles of Amendment, dated November 11, 1987(a)
      (iii)    Articles of Revival of Registrant(a)
      (iv)     Articles of Amendment, dated April 28, 1994(a)
      (v)      Articles of Amendment, dated July 8, 1994(a)

2     (i)      By-Laws(a)
      (ii)     Amendment to the By-Laws, dated February 8, 1988(a)
      (iii)    Amendment to the By-Laws, dated December 15, 1992(a)

3              Not applicable

4              Not applicable

5     (i)      Investment Management Agreement, Cowen Opportunity Fund(a)
      (ii)     Investment Management Agreement, Cowen Intermediate Fixed Income
               Fund(a)
      (iii)    Investment Management Agreement, Cowen Government
               Securities Fund(a)

6              Distribution Agreement, dated as of October 13, 1992(a)

7              Not applicable

8              Custody Agreement(a)

9              Transfer Agency Agreement(a)

10    (i)      Opinion and consent of Willkie Farr & Gallagher, dated February
               16, 1988(a)
      (ii)     Opinion and consent of Venable Baetjer & Howard, dated February
               16, 1988(a)
      (iii)    Opinion and consent of Venable Baetjer & Howard, dated
               May 12, 1994(a)

11             Consent of Independent Auditors

13             Subscription Agreement(a)

15    (i)      Shareholder Servicing and Distribution Plan, Cowen Opportunity
               Fund(a)
      (ii)     Shareholder Servicing and Distribution Plan, Cowen Intermediate
               Fixed Income Fund(a)
      (iii)    Shareholder Servicing and Distribution Plan, Cowen
               Government Securities Fund(a)
      (iv)     Shareholder Servicing Agreement, Cowen Opportunity Fund(a)
      (v)      Shareholder Servicing Agreement, Cowen Intermediate Fixed Income
               Fund(a)
      (vi)     Shareholder Servicing Agreement, Cowen Government Securities
               Fund(a)
      (vii)    Distribution Related Services Agreement, Cowen
               Opportunity Fund(a)
      (viii)   Distribution Related Services Agreement, Cowen
               Intermediate Fixed Income Fund(a)
      (ix)     Distribution Related Services Agreement, Cowen Government
               Securities Fund(a)
(a)            Incorporated by reference to Post-Effective Amendment No. 19 to
               Registrant's Registration Statement on Form N-1A filed on
               March 26, 1997.


Item 25.   Persons Controlled by or Under Common Control with
           Registrant

      The majority of the directors who serve on the Registrant's Board of Directors also comprise the majority of the Board of Directors of Cowen Standby Reserve Fund, Inc., Cowen Standby Tax-Exempt Reserve Fund, Inc. and Cowen Income + Growth Fund, Inc. Each of these registered investment companies is incorporated under the laws of Maryland.

Item 26.   Number of Holders of Securities


      As of March 20, 1998, there were 3,883 record holders of Cowen Opportunity Fund, 647 record holders of Cowen Intermediate Fixed Income Fund and 155 record holders of Cowen Government Securities Fund.

Item 27.   Indemnification

      Incorporated by reference to Item 27 of Part C of Registrant's Registration Statement filed on November 13, 1987.

Items 28
and 29.    Business and Other Connections of Investment
      Manager; and Principal Underwriter


      Cowen & Company ("Cowen"), through Cowen Asset Management, serves as Investment Manager to Registrant and is the principal underwriter and distributor of the Registrant's shares. Cowen is also the Investment Manager, principal underwriter and distributor of shares of Cowen Income + Growth Fund, Inc. ("CI+G"), Cowen Standby Reserve Fund, Inc. ("CSRF") and Cowen Standby Tax-Exempt Reserve Fund, Inc. ("CSTXF") and Cowen Series Fund, Inc. ("CSF"). Listed on the following pages are the names of all of Partners of Cowen as of March 5, 1998, their positions and the Registrant, if any, and under the heading "Other Business Activities and Principal Business Addresses, and business profession, vocation or employment of a substantial nature (other than business of Cowen) in which they have been engaged for their own account or in the capacity of director, officer, employee, partner or trustee during the past two fiscal years of the Registrant (referred to on the following pages as "CFI").

                                                                                OTHER BUSINESS
 NAME, CLASS OF PARTNERS          POSITION IF WITH FUNDS LISTED BELOW           ACTIVITIES AND
     AND PRINCIPAL            -------------------------------------------     PRINCIPAL BUSINESS
   BUSINESS ADDRESS             CSRF     CSTXRF    CI+G     CFI      CSF           ADDRESS
-------------------------     -------- --------- -------  ------  -------  ------------------------
GENERAL PARTNER

Cowen Incorporated (1)

CLASS I LIMITED PARTNERS

Anthony J. Aliberti (1)......                                              Since 1/1/96 -- Cowen Incorporated
                                                                           (1) -- MD

Domingo Alonso (1)...........                                              Since 1/1/97 -- Cowen Incorporated
                                                                           (1) -- MD

Richard A. Altschuler (3)....                                              Since 1/1/96 -- Cowen Incorporated
                                                                           (1) -- MD

Joseph Augustine (1).........                                              Since 1/1/97 -- Cowen Incorporated
                                                                           (1) -- MD

Alice C. Avanian (3).........                                              Since 1/1/97 -- Cowen Incorporated
                                                                           (1) -- MD

Michael H. Bassett (1).......                                              Since 3/30/92 -- Cowen Incorporated
                                                                           (1) -- MD

William A. Belfiore (1)......                                              Since 1/1/96 -- Cowen Incorporated
                                                                           (1) -- MD

Anthony R. Bergamaschi (1)...                                              Since 3/30/92 -- Cowen Incorporated
                                                                           (1) -- MD

Christopher A. Beyer (1)......                                             Since 3/30/94 -- Cowen Incorporated
                                                                           (1) -- MD

Andrew C. Brosseau (3).......                                              Since 1/1/96 -- Cowen Incorporated
                                                                           (1) -- MD

Kennedy M. Buckley (1).......                                              Since 3/30/92 -- Cowen Incorporated
                                                                           (1) -- MD

Richard S. Chu (3)...........                                              Since 3/30/91 -- Cowen Incorporated
                                                                           (1) -- MD

William R. Church (1).......                      V,SI    V,SI    V,SI     Since 3/30/91 -- Cowen Incorporated
                                                                           (1) -- MD

Jarrod M. Cohen (1)..........                                              Since 3/30/92 -- Cowen Incorporated
                                                                           (1) -- MD

Jon M. Cohen (1).............                                              Since 1/1/97 -- Cowen Incorporated
                                                                           (1) -- MD

Joseph M. Cohen (1)..........   C, D    C, D      C, D    C, D    C        Since 3/30/91 -- Cowen Incorporated
                                                                           (1) -- P,D

Peter E. Cohen (1)............                                             Since 3/30/93 -- Cowen Incorporated
                                                                           (1) -- MD

Terrence R. Connelly (1).....                                              Since 1/1/96 -- Cowen Incorporated
                                                                           (1) -- MD

Philip A. Conti (1)..........                                              Since 3/30/92 -- Cowen Incorporated
                                                                           (1) -- MD

Arthur Cowen, III (1)........                                              ETC Enterprises, Inc. (8); Since
                                                                           3/30/91 Cowen Incorporated
                                                                           (1) -- MD

Nancy M. Crowell (6).........                                              Since 3/30/92 -- Cowen Incorporated
                                                                           (1) -- MD

                                                                                        OTHER BUSINESS
 NAME, CLASS OF PARTNERS              POSITION IF WITH FUNDS LISTED BELOW              ACTIVITIES AND
     AND PRINCIPAL            ---------------------------------------------------      PRINCIPAL BUSINESS
   BUSINESS ADDRESS             CSRF      CSTXRF     CI+G       CFI        CSF             ADDRESS
-------------------------     --------  --------- ---------- ---------  ---------   --------------------------------------
Howard Dingley (7)............                                                       Since 1/1/97--Cowen Incorporated (1)-
                                                                                     -MD

Kenneth Dowd (1)..............                                                       Since 1/1/97--Cowen Incorporated (1)-
                                                                                     -MD

John P. Dunphy (1)............                                                       Since 3/30/92--Cowen Incorporated
                                                                                     (1)--MD

Alec D. Green (7).............                                                       Since 1/1/96--Cowen Incorporated
                                                                                     (1)--MD

Jeremiah Harrington (1).......                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Guy E. Heald (3)..............                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

William F. Herbert (3)........                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Edward I. Herbst (1)..........                                                       Since 3/30/91--Cowen Incorporated
                                                                                     (1)--MD

James M. Hesburgh (1).........                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Thomas L. Hgyde (1)...........                                                       Since 3/30/93--Cowen Incorporated
                                                                                     (1)--MD

Cornelius Howe (1)............                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Gerald P. Kaminsky ...........  D,SI      D,SI                                       Since 3/30/91--Cowen Incorporated
                                                                                     (1)--MD

Kurt B. Karmin (2)............                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

James C. Kedersha (3).........                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Jamie Kiggen (3)..............                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Jeffrey B. Kiley (1)..........                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Christopher D. Kirby (6)......                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

Albert F. Laub (3)............                                                       Since 3/30/91--Cowen Incorporated
                                                                                     (1)--MD

Daniel T. Lamaitre (3)........                                                       Since 3/30/92--Cowen Incorporated
                                                                                     (1)--MD

Maria F. Lewis-Kussmaul (3)...                                                       Since 3/30/93--Cowen Incorporated
                                                                                     (1)--MD

Stuart S. Lovejoy (1).........                                                       Since 1/1/96--Cowen Incorporated
                                                                                     (1)--MD

Arthur S. Lutzke (1)..........                                                       Since 3/30/93--Cowen Incorporated
                                                                                     (1)--MD

David E. Mack (1).............                                                       Since 3/30/91--Cowen Incorporated
                                                                                     (1)--MD

Joseph A. Majike, Jr. (3).....                                                       Since 1/1/97--Cowen Incorporated
                                                                                     (1)--MD

                                                                                        OTHER BUSINESS
 NAME, CLASS OF PARTNERS           POSITION IF WITH FUNDS LISTED BELOW                  ACTIVITIES AND
     AND PRINCIPAL           -------------------------------------------------        PRINCIPAL BUSINESS
   BUSINESS ADDRESS          CSRF      CSTXRF     CI+G       CFI        CSF                ADDRESS
-------------------------  --------  --------- ---------- ---------  ---------  ---------------------------------

Stephen Malfitano (1)....                                                       Since 3/30/94--Cowen Incorporated
                                                                                (1)--MD

Joseph M. Marinaro (1)...                                                       Since 3/30/96--Cowen Incorporated
                                                                                (1)--MD

Paul Marsh (1)...........                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

William O. Matthews(1)...                                                       Since 3/30/931--Cowen Incorporated
                                                                                (1)--D

William K. McCormick (5).                                                       Since 3/30/91--Cowen Incorporated
                                                                                (1)--MD

Malcolm G. McDonald (3)..                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

Kelly McGowen (1)........                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

Carl A. Mertz (1)........                                                       Since 3/30/92--Cowen Incorporated
                                                                                (1)--MD

Kathleen Miner (3).......                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

George G. Montgomery (6).                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

Raymond K. Moran (3).....                                                       Since 3/30/91--Cowen Incorporated
                                                                                (1)--Cowen Incorporated MD

Adele M. Morrissette (1).                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

Michael G. Mullen (3)....                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

Jerrold B. Newman (6)....                                                       Since 3/30/92--Cowen Incorporated
                                                                                (1)--MD

Donald F. Novell (1).....                                                       Since 3/30/93--Cowen Incorporated
                                                                                (1)--MD

Gary S. Pardo (1)........                                                       Since 3/30/96--Cowen Incorporated
                                                                                (1)--MD

Susan M. Passoni (3).....                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD

Elizabeth T. Pawel (1)...                                                       Since 3/30/96--Cowen Incorporated
                                                                                (1)--MD

Drew Peck................                                                       Since 3/30/96--Cowen Incorporated
                                                                                (1)--MD

Creighton H. Peet (1)....  D,T       D,T       V,SI,T    V,SI,T     T           Since 3/30/91--Cowen Incorporated
                                                                                (1)--MD

Antonio G. Pinto (1).....                                                       Since 3/30/91--Cowen Incorporated
                                                                                (1)--MD

Edward M. Posner (1).....                                                       Since 3/30/92--Cowen Incorporated
                                                                                (1)--MD

Peter J. Power (1).......                                                       Since 3/30/92-Cowen Incorporated
                                                                                (1)--MD

Charles J. Pradilla (1)..                                                       Since 1/1/97--Cowen Incorporated
                                                                                (1)--MD


                                                                                            OTHER BUSINESS
 NAME, CLASS OF PARTNERS              POSITION IF WITH FUNDS LISTED BELOW                   ACTIVITIES AND
     AND PRINCIPAL            ---------------------------------------------------         PRINCIPAL BUSINESS
   BUSINESS ADDRESS             CSRF      CSTXRF     CI+G       CFI        CSF                 ADDRESS
-------------------------     --------  --------- ---------- ---------  --------- ---------------------------------
William Rechter (1)........                         SI        SI                  Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

Stephen E. Reilly (3)......                                                       Since 3/30/93--Cowen Incorporated
                                                                                  (1)--MD

Todd B. Robbins (1)........                                                       Since 3/30/93--Cowen Incorporated
                                                                                  (1)--MD

Richard Lrugani (1 and 3)..                                                       Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

David R. Sarns (1).........     P         P         P         P          P        Since 3/30/93--Cowen Incorporated
                                                                                  (1)--MD

Stephen M. Scala (3).......                                                       Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Thomas R. Schwartz (1).....                                                       Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Kenneth Sheinberg (1)......                                                       Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Hugh T. Shytle (3).........                                                       Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Arthur J. Stavaridis
(1 and 3)..................                                                       Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

David K. Stone (3).........                                                       Since 3/30/93--Cowen Incorporated
                                                                                  (1)-MD

Robert W. Stone (3)........                                                       Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Alan Streeter (1)..........                                                       Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Richard S. Striefler (1)...                                                       Since 3/30/93--Cowen Incorporated
                                                                                  (1)--MD

Franklyn Theis (3).........                                                       Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

Robert Valdez (6)..........                                                       Since 3/30/94--Cowen Incorporated
                                                                                  (1)--MD

Cai Von Rumohr (3).........                                                       Since 3/30/91--Cowen Incorporated
                                                                                  (1)--MD

Hans C. Vitzthum (3)........                                                      Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Harold Vogen (1)...........                                                       Since 1/1/96--Cowen Incorporated
                                                                                  (1)--MD

Robert S. Walterman (4)....                                                       Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Stephen R. Weber (3).......                                                       Since 3/30/91--Cowen Incorporated
                                                                                  (1)--MD

Miriam C. Willard (1)......                                                       Since 1/1/96--Cowen Incorporated
                                                                                  (1)--MD

Jonathan H. Zauderer (1)...                                                       Since 1/1/96--Cowen Incorporated
                                                                                  (1)--MD

Michael Zolezzi (6)........                                                       Since 3/30/94--Cowen Incorporated
                                                                                  (1)--MD

                                                                                        OTHER BUSINESS
 NAME, CLASS OF PARTNERS              POSITION IF WITH FUNDS LISTED BELOW              ACTIVITIES AND
     AND PRINCIPAL            ---------------------------------------------------      PRINCIPAL BUSINESS
   BUSINESS ADDRESS             CSRF      CSTXRF     CI+G       CFI        CSF             ADDRESS
-------------------------     --------  --------- ---------- ---------  ---------   -----------------------
LIMITED PARTNERS

George N. Cowen (4)......                                                            None

Richard B. Frackman (1)..                                                            None

John B. Greene (5).......                                                            None

Joseph V. Perri (1)......                                                            None

Charles L. Wood (2)......                                                            None


-------------------------
(1)  Financial Square, New York, New York 10005
(2)  Texaco Heritage Plaza, 111 Bagby St., #2350, Houston, Texas
(3)  Two International Place, Boston, Massachusetts 02110
(4)  West Building, 31st Floor, 280 Park Avenue, New York, New York 10017
(5)  Courthouse Plaza Northeast, Dayton, Ohio 45402
(6)  Four Embarcadero Center, Suite 1200, San Francisco, California 9411
(7)  One Angel Court, London, England ECZR, 7HJ
(8)  30 West 75th Street, New York, New York 10023
P--       President
C--       Chairman of the Board
D--       Director
V--       Vice President
T--       Treasurer
S--       Secretary
SI--      Senior Investment Officer
AS--      Assistant Secretary
MD--      Managing Director

Item 29(c).

                Not Applicable

Item 30.  Location of Accounts and Records

               (1)    Cowen Standby Reserve Fund, Inc.
                      Financial Square
                      New York, New York 10005


               (2)    Investors Fiduciary Trust Company
                      801 Pennsylvania
                      Kansas City, Missouri 64105

              (3)     DST Systems, Inc.
                      210 West 10th Street
                      Kansas City, Missouri 64105


Item 31.  Management Service

               Not applicable.

Item 32.  Undertakings

               Not applicable.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 30th day of March, 1998.


                              COWEN FUNDS, INC.

                              /s/   Joseph M. Cohen
               by:                  Rodd M. Baxter,
                                    Attorney-in-Fact
                                    Joseph M. Cohen, Chairman


      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 30th day of March, 1998.




Signature               Title                   Date
/s/ Joseph M. Cohen     Chairman (Chief         March 30, 1998
by Rodd M. Baxter,      Executive Officer)
Attorney-in-Fact        and Director
Joseph M. Cohen

/s/ James H. Carey      Director                March 30, 1998
by Rodd M. Baxter,
Attorney-in-Fact
James H. Carey

/s/ Peter P. Gil        Director                March 30, 1998
by Rodd M. Baxter,
Attorney-in-Fact
Peter P. Gil

/s/ Martin J. Gruber    Director                March 30, 1998
by Rodd M. Baxter,
Attorney-in-Fact
Martin J. Gruber

/s/ Creighton H. Peet   Treasurer (Chief,       March 30, 1998
by Rodd M. Baxter,      Financial Officer)
Attorney-in-Fact
Creighton H. Peet

/s/ Burton J. Weiss     Director                March 30, 1998
by Rodd M. Baxter,
Attorney-in-Fact
Burton J. Weiss

                              INDEX TO EXHIBITS



Exhibit No.         Description of Exhibits

11             Consent of Independent Auditors